Other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other liabilities [Abstract]
Other liabilities - Other current liabilities [Text Block]

Philips Group

Other current liabilities

in millions of EUR

	2019	2020
Accrued customer rebates that cannot be offset with accounts receivables for those customers	427	412
Other taxes including social security premiums	241	253
Other liabilities	188	119
Other current liabilities	856	785